Hussman Strategic Growth Fund

Risk/Return Summary

WHAT IS THE FUND’S INVESTMENT OBJECTIVE?
HUSSMAN STRATEGIC GROWTH FUND (the “Fund”) seeks to achieve long-term capital appreciation, with added emphasis on the protection of capital during unfavorable market conditions.
WHAT ARE THE FUND’S FEES AND EXPENSES?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (USD $)	Hussman Strategic Growth Fund Hussman Strategic Growth Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	1.50%
Exchange Fee (as a percentage of amount exchanged, if applicable)	1.50%
Wire Transfer Fee	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Hussman Strategic Growth Fund Hussman Strategic Growth Fund Shares
Management Fees		0.89%
Distribution (12b-1) Fees		none
Other Expenses		0.14%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	1.05%
[1]	Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Hussman Strategic Growth Fund Hussman Strategic Growth Fund Shares	107	334	579	1,283

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

WHAT ARE THE FUND’S PRINCIPAL INVESTMENT STRATEGIES?

The Fund is designed for investors who want to participate in the stock market, and also want to reduce their exposure to general market fluctuations in conditions that have historically been unfavorable for stocks. The Fund’s portfolio will typically be fully invested in common stocks favored by Hussman Strategic Advisors, Inc., the Fund’s investment manager, except for modest cash balances that arise due to the day-to-day management of the portfolio. When market conditions are unfavorable in the view of the investment manager, the Fund may use options and index futures to reduce its exposure to general market fluctuations. When market conditions are viewed as favorable, the Fund may use options to increase its investment exposure to the market.

In general, the stock selection approach of the investment manager focuses on securities demonstrating favorable valuations and/or market action. The primary value consideration is the relationship between the current price and the present value of expected future cash flows. Other valuation measures, such as the ratio of the stock price to earnings and stock price to revenue, are also analyzed in relation to expected future growth of cash flows in an attempt to measure underlying value and probable long-term returns. The analysis of market action includes measurements of price behavior and unusual trading volume. The investment manager believes that strength in these measures is often a reflection of improving business prospects and the potential for earnings surprises above consensus estimates, which can result in increases in stock prices.

The portion of the Fund's net assets invested at any given time in securities of issuers engaged in industries within a particular business sector is affected by valuation considerations and other investment characteristics of that sector. As a result, the Fund's investments in various business sectors generally will change over time, and a significant allocation to any particular sector does not represent an investment policy or investment strategy to invest in that sector.

The investment manager believes that market return/risk conditions differ significantly across market conditions. The two most important dimensions considered are “valuation” and “market action.” In the analysis of overall market conditions, valuation considers the relationship of major stock indices to the aggregate earnings, dividends and cash flows expected of securities included in those indices, adjusted for factors such as the level of profit margins and general economic conditions. Market action considers the behavior of a wide range of securities and industry groups, in an attempt to assess the economic outlook of investors and their willingness to accept market risk. In addition to these measures, the investment manager considers economic conditions, investor sentiment, interest rates, credit-sensitive indicators and other factors in an attempt to classify prevailing market conditions with historically similar instances.

Historically, different combinations of valuation, market action and other factors have been accompanied by significantly different stock market performance in terms of return/risk. The investment manager expects to intentionally “leverage” or increase the stock market exposure of the Fund in environments where the expected return from market risk is believed to be high, and may reduce or “hedge” the exposure of the Fund to market fluctuations in environments where the expected return from market risk is believed to be unfavorable.

Specific strategies for “leveraging” or increasing stock market exposure may include buying call options on individual stocks or market indices and writing put options on stocks which the Fund seeks to own. The maximum exposure of the Fund to stocks, either directly through purchases of stock or indirectly through option positions, is not expected to exceed 150% of its net assets. This means that the value of the underlying positions represented by options is not expected to exceed 50% of the value of the Fund’s net assets at the time of investment.

Specific strategies for reducing or “hedging” market exposure may include buying put options on individual stocks or market indices, writing covered call options on stocks which the Fund owns or call options on market indices, and establishing short futures positions or option combinations (simultaneously writing call options and purchasing put options) on one or more market indices considered by the investment manager to be correlated with the Fund’s portfolio. The total notional value of the Fund’s hedge positions is not expected to exceed the value of stocks owned by the Fund, so that the most defensive position expected by the Fund will be a “fully hedged” position in which long and short exposures are of equal size.

The choice of market indices and instruments used for hedging is based on a consideration of the securities held in the portfolio from time to time, and the availability and liquidity of futures, options and other instruments (such as exchange traded funds) on such indices. The intent of the Fund’s hedging strategy is to reduce the impact of general market fluctuations when stock market conditions generally are viewed by the investment manager as unfavorable. The Fund generally hedges using indices that are correlated, though perhaps imperfectly, with the stocks owed by the Fund. These may include indices of U.S. stocks such as the Standard & Poor’s 500 Index. There are no restrictions as to the market capitalization of companies in which the Fund invests. However, the Fund invests primarily in liquid stocks that are listed or trade on the New York or American Stock Exchanges or the NASDAQ Stock Market. The Fund generally invests in stocks of companies with market capitalizations in excess of $500 million, although it may invest a portion of its assets in the stocks of smaller companies.

Because the S&P 500 Index is perhaps the most widely recognized index of common stock prices, as well as a widely used benchmark for growth-oriented investors, it is believed to be an appropriate broad-based securities market index against which to compare the Fund’s long-term performance. The Fund may invest in securities that are not included in the S&P 500 Index, and may vary its exposure to market fluctuations depending on market conditions. As a result, the Fund’s investment returns may differ from the performance of major stock market indices, particularly over the short term.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The principal risks of the Fund are the risks generally associated with investing in stocks. Stock market movements will affect the Fund’s share price on a daily basis. Significant declines are possible both in the overall stock market and in the prices of specific securities held by the Fund. The market values of stocks can fluctuate significantly, reflecting such things as the business performance of the issuing company, investors’ perceptions of the company or the overall stock market and general economic conditions.

The success of the Fund’s investment strategy depends largely on the investment manager’s skill in assessing the potential for appreciation in value of the securities in which the Fund invests. Also, because the Fund’s exposure to market fluctuations will vary depending on the investment manager’s assessment of current stock market conditions, the investment return and share price of the Fund may fluctuate or deviate from overall market returns to a greater degree than other funds that do not employ these strategies. This is known as “tracking risk.” For example, if the Fund has taken a defensive posture by hedging the exposure of its portfolio against the risk of price declines, and stock prices advance, the return to investors in the Fund will be lower than if the portfolio had not been hedged. Alternatively, if the Fund has leveraged the exposure of its portfolio in a climate which has historically been favorable for stocks and stock prices decline, the Fund may experience investment losses that are greater than if the Fund had not leveraged its exposure. When the Fund is in its most aggressive position, the share price of the Fund could be expected to fluctuate as much as 1½ times as it would if the Fund had not leveraged its exposure to stocks.

The Fund may invest a portion of its assets in the stocks of companies having smaller market capitalizations, including mid-cap and small-cap stocks. The stocks of these companies often have less liquidity than the stocks of larger companies and these companies frequently have less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. Due to these and other factors, stocks of smaller companies may be more susceptible to market downturns and other events, and their prices may be more volatile than the stocks of larger companies.

At times when the Fund emphasizes investment in one or more particular business sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. This may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund's net asset value per share. As of December 31, 2011, the Fund had 33.5% of the value of its net assets invested in stocks of companies in the Health Care sector. The value of securities of these companies may be significantly affected by technological obsolescence, changes in regulatory approval policies for drugs, medical devices or procedures and changes in governmental and private payment systems.

The techniques used by the investment manager to hedge the Fund’s portfolio are intended to reduce the impact of general market fluctuations on the portfolio, but such techniques involve certain risks. For example, a hedge might not actually correlate well to the price movements of the Fund’s stock investments and may have unexpected or undesirable results, such as a loss or a reduction in gains. The Fund may experience a loss even when it is “fully hedged,” if the returns of the stocks held by the Fund fall short of the returns of the securities and financial instruments used to hedge, or if the exercise prices of the Fund’s call and put option hedges differ, so that the combined loss on these options during a market advance exceeds the gain on the underlying stock index. The Fund’s hedging positions are intended to provide a hedge against general movements in the stock market as they might impact the overall portfolio. Because the Fund does not necessarily invest in the securities included in any index or invest in industry sectors in the same proportion as such sectors may be represented in any index, the hedging strategy used by the Fund does not eliminate market risk or provide complete protection against adverse changes in the prices of individual securities or securities within particular industry sectors. When options are owned by the Fund, it is possible that they may lose value over time, even if the securities underlying such options are unchanged.

Due to the investment techniques employed by the Fund and the types of securities in which it invests, the Fund is intended for long-term investors. Shares of the Fund may fall in value and there is a risk that you could lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

WHAT HAS BEEN THE FUND’S PERFORMANCE HISTORY?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Russell 2000 Index is included as an additional comparative index because it is representative of the performance of stocks of smaller companies, which are permissible investments by the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund’s website at www.hussmanfunds.com or by calling 1-800-HUSSMAN (1-800-487-7626).

The Fund’s year-to-date return through September 30, 2011 is 7.16% .

During the periods shown in the bar chart, the highest return for a quarter was 11.20% during the quarter ended June 30, 2003 and the lowest return for a quarter was –12.93% during the quarter ended December 31, 2008.

Average Annual Total Returns for Periods Ended December 31, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns Hussman Strategic Growth Fund	One Year	Five Years	Ten Years
Hussman Strategic Growth Fund Shares	(3.62%)	(0.21%)	5.70%
Hussman Strategic Growth Fund Shares - Return After Taxes on Distributions	(3.65%)	(0.94%)	4.44%
Hussman Strategic Growth Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	(2.31%)	(0.24%)	4.42%
STANDARD & POOR'S 500 INDEX (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
RUSSELL 2000 INDEX (reflects no deduction for fees, expenses, or taxes)	26.85%	4.47%	6.33%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	HUSSMAN INVESTMENT TRUST
CIK	dei_EntityCentralIndexKey	0001110502
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Feb 29, 2012
Effective Date	dei_DocumentEffectiveDate	Feb 29, 2012
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
Hussman Strategic Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading

Risk/Return Summary

Investment objective:	rr_ObjectiveHeading	WHAT IS THE FUND’S INVESTMENT OBJECTIVE?
Investment objective	rr_ObjectivePrimaryTextBlock	HUSSMAN STRATEGIC GROWTH FUND (the “Fund”) seeks to achieve long-term capital appreciation, with added emphasis on the protection of capital during unfavorable market conditions.
Fees and expenses of the fund:	rr_ExpenseHeading	WHAT ARE THE FUND’S FEES AND EXPENSES?
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)

Annual fund operating expenses, heading	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	67.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	WHAT ARE THE FUND’S PRINCIPAL INVESTMENT STRATEGIES?
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is designed for investors who want to participate in the stock market, and also want to reduce their exposure to general market fluctuations in conditions that have historically been unfavorable for stocks. The Fund’s portfolio will typically be fully invested in common stocks favored by Hussman Strategic Advisors, Inc., the Fund’s investment manager, except for modest cash balances that arise due to the day-to-day management of the portfolio. When market conditions are unfavorable in the view of the investment manager, the Fund may use options and index futures to reduce its exposure to general market fluctuations. When market conditions are viewed as favorable, the Fund may use options to increase its investment exposure to the market.

In general, the stock selection approach of the investment manager focuses on securities demonstrating favorable valuations and/or market action. The primary value consideration is the relationship between the current price and the present value of expected future cash flows. Other valuation measures, such as the ratio of the stock price to earnings and stock price to revenue, are also analyzed in relation to expected future growth of cash flows in an attempt to measure underlying value and probable long-term returns. The analysis of market action includes measurements of price behavior and unusual trading volume. The investment manager believes that strength in these measures is often a reflection of improving business prospects and the potential for earnings surprises above consensus estimates, which can result in increases in stock prices.

The portion of the Fund's net assets invested at any given time in securities of issuers engaged in industries within a particular business sector is affected by valuation considerations and other investment characteristics of that sector. As a result, the Fund's investments in various business sectors generally will change over time, and a significant allocation to any particular sector does not represent an investment policy or investment strategy to invest in that sector.

The investment manager believes that market return/risk conditions differ significantly across market conditions. The two most important dimensions considered are “valuation” and “market action.” In the analysis of overall market conditions, valuation considers the relationship of major stock indices to the aggregate earnings, dividends and cash flows expected of securities included in those indices, adjusted for factors such as the level of profit margins and general economic conditions. Market action considers the behavior of a wide range of securities and industry groups, in an attempt to assess the economic outlook of investors and their willingness to accept market risk. In addition to these measures, the investment manager considers economic conditions, investor sentiment, interest rates, credit-sensitive indicators and other factors in an attempt to classify prevailing market conditions with historically similar instances.

Historically, different combinations of valuation, market action and other factors have been accompanied by significantly different stock market performance in terms of return/risk. The investment manager expects to intentionally “leverage” or increase the stock market exposure of the Fund in environments where the expected return from market risk is believed to be high, and may reduce or “hedge” the exposure of the Fund to market fluctuations in environments where the expected return from market risk is believed to be unfavorable.

Specific strategies for “leveraging” or increasing stock market exposure may include buying call options on individual stocks or market indices and writing put options on stocks which the Fund seeks to own. The maximum exposure of the Fund to stocks, either directly through purchases of stock or indirectly through option positions, is not expected to exceed 150% of its net assets. This means that the value of the underlying positions represented by options is not expected to exceed 50% of the value of the Fund’s net assets at the time of investment.

Specific strategies for reducing or “hedging” market exposure may include buying put options on individual stocks or market indices, writing covered call options on stocks which the Fund owns or call options on market indices, and establishing short futures positions or option combinations (simultaneously writing call options and purchasing put options) on one or more market indices considered by the investment manager to be correlated with the Fund’s portfolio. The total notional value of the Fund’s hedge positions is not expected to exceed the value of stocks owned by the Fund, so that the most defensive position expected by the Fund will be a “fully hedged” position in which long and short exposures are of equal size.

The choice of market indices and instruments used for hedging is based on a consideration of the securities held in the portfolio from time to time, and the availability and liquidity of futures, options and other instruments (such as exchange traded funds) on such indices. The intent of the Fund’s hedging strategy is to reduce the impact of general market fluctuations when stock market conditions generally are viewed by the investment manager as unfavorable. The Fund generally hedges using indices that are correlated, though perhaps imperfectly, with the stocks owed by the Fund. These may include indices of U.S. stocks such as the Standard & Poor’s 500 Index. There are no restrictions as to the market capitalization of companies in which the Fund invests. However, the Fund invests primarily in liquid stocks that are listed or trade on the New York or American Stock Exchanges or the NASDAQ Stock Market. The Fund generally invests in stocks of companies with market capitalizations in excess of $500 million, although it may invest a portion of its assets in the stocks of smaller companies.

Because the S&P 500 Index is perhaps the most widely recognized index of common stock prices, as well as a widely used benchmark for growth-oriented investors, it is believed to be an appropriate broad-based securities market index against which to compare the Fund’s long-term performance. The Fund may invest in securities that are not included in the S&P 500 Index, and may vary its exposure to market fluctuations depending on market conditions. As a result, the Fund’s investment returns may differ from the performance of major stock market indices, particularly over the short term.

Risk, Heading	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?
Risk, Narrative	rr_RiskNarrativeTextBlock

The principal risks of the Fund are the risks generally associated with investing in stocks. Stock market movements will affect the Fund’s share price on a daily basis. Significant declines are possible both in the overall stock market and in the prices of specific securities held by the Fund. The market values of stocks can fluctuate significantly, reflecting such things as the business performance of the issuing company, investors’ perceptions of the company or the overall stock market and general economic conditions.

The success of the Fund’s investment strategy depends largely on the investment manager’s skill in assessing the potential for appreciation in value of the securities in which the Fund invests. Also, because the Fund’s exposure to market fluctuations will vary depending on the investment manager’s assessment of current stock market conditions, the investment return and share price of the Fund may fluctuate or deviate from overall market returns to a greater degree than other funds that do not employ these strategies. This is known as “tracking risk.” For example, if the Fund has taken a defensive posture by hedging the exposure of its portfolio against the risk of price declines, and stock prices advance, the return to investors in the Fund will be lower than if the portfolio had not been hedged. Alternatively, if the Fund has leveraged the exposure of its portfolio in a climate which has historically been favorable for stocks and stock prices decline, the Fund may experience investment losses that are greater than if the Fund had not leveraged its exposure. When the Fund is in its most aggressive position, the share price of the Fund could be expected to fluctuate as much as 1½ times as it would if the Fund had not leveraged its exposure to stocks.

The Fund may invest a portion of its assets in the stocks of companies having smaller market capitalizations, including mid-cap and small-cap stocks. The stocks of these companies often have less liquidity than the stocks of larger companies and these companies frequently have less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. Due to these and other factors, stocks of smaller companies may be more susceptible to market downturns and other events, and their prices may be more volatile than the stocks of larger companies.

At times when the Fund emphasizes investment in one or more particular business sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. This may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund's net asset value per share. As of December 31, 2011, the Fund had 33.5% of the value of its net assets invested in stocks of companies in the Health Care sector. The value of securities of these companies may be significantly affected by technological obsolescence, changes in regulatory approval policies for drugs, medical devices or procedures and changes in governmental and private payment systems.

The techniques used by the investment manager to hedge the Fund’s portfolio are intended to reduce the impact of general market fluctuations on the portfolio, but such techniques involve certain risks. For example, a hedge might not actually correlate well to the price movements of the Fund’s stock investments and may have unexpected or undesirable results, such as a loss or a reduction in gains. The Fund may experience a loss even when it is “fully hedged,” if the returns of the stocks held by the Fund fall short of the returns of the securities and financial instruments used to hedge, or if the exercise prices of the Fund’s call and put option hedges differ, so that the combined loss on these options during a market advance exceeds the gain on the underlying stock index. The Fund’s hedging positions are intended to provide a hedge against general movements in the stock market as they might impact the overall portfolio. Because the Fund does not necessarily invest in the securities included in any index or invest in industry sectors in the same proportion as such sectors may be represented in any index, the hedging strategy used by the Fund does not eliminate market risk or provide complete protection against adverse changes in the prices of individual securities or securities within particular industry sectors. When options are owned by the Fund, it is possible that they may lose value over time, even if the securities underlying such options are unchanged.

Due to the investment techniques employed by the Fund and the types of securities in which it invests, the Fund is intended for long-term investors. Shares of the Fund may fall in value and there is a risk that you could lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

May Lose Money	rr_RiskLoseMoney	Shares of the Fund may fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	WHAT HAS BEEN THE FUND’S PERFORMANCE HISTORY?
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Russell 2000 Index is included as an additional comparative index because it is representative of the performance of stocks of smaller companies, which are permissible investments by the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund’s website at www.hussmanfunds.com or by calling 1-800-HUSSMAN (1-800-487-7626).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Russell 2000 Index is included as an additional comparative index because it is representative of the performance of stocks of smaller companies, which are permissible investments by the Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-HUSSMAN (1-800-487-7626)
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.hussmanfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock

The Fund’s year-to-date return through September 30, 2011 is 7.16% .

During the periods shown in the bar chart, the highest return for a quarter was 11.20% during the quarter ended June 30, 2003 and the lowest return for a quarter was –12.93% during the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Year to Date Return	rr_BarChartYearToDateReturn	7.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.93%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Hussman Strategic Growth Fund | STANDARD & POOR'S 500 INDEX (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.06%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Ten Years	rr_AverageAnnualReturnYear10	1.41%
Hussman Strategic Growth Fund | RUSSELL 2000 INDEX (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.85%
Five Years	rr_AverageAnnualReturnYear05	4.47%
Ten Years	rr_AverageAnnualReturnYear10	6.33%
Hussman Strategic Growth Fund | Hussman Strategic Growth Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSGFX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(1.50%)
Exchange Fee (as a percentage of amount exchanged, if applicable)	rr_ExchangeFeeOverRedemption	1.50%
Wire Transfer Fee	rr_ShareholderFeeOther	15
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	107
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	334
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	579
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,283
2001	rr_AnnualReturn2001	14.67%
2002	rr_AnnualReturn2002	14.02%
2003	rr_AnnualReturn2003	21.08%
2004	rr_AnnualReturn2004	5.16%
2005	rr_AnnualReturn2005	5.71%
2006	rr_AnnualReturn2006	3.51%
2007	rr_AnnualReturn2007	4.16%
2008	rr_AnnualReturn2008	(9.02%)
2009	rr_AnnualReturn2009	4.63%
2010	rr_AnnualReturn2010	(3.62%)
One Year	rr_AverageAnnualReturnYear01	(3.62%)
Five Years	rr_AverageAnnualReturnYear05	(0.21%)
Ten Years	rr_AverageAnnualReturnYear10	5.70%
Hussman Strategic Growth Fund | Hussman Strategic Growth Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.65%)
Five Years	rr_AverageAnnualReturnYear05	(0.94%)
Ten Years	rr_AverageAnnualReturnYear10	4.44%
Hussman Strategic Growth Fund | Hussman Strategic Growth Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.31%)
Five Years	rr_AverageAnnualReturnYear05	(0.24%)
Ten Years	rr_AverageAnnualReturnYear10	4.42%

[1]	Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."